INCOME TAXES (Details Narrative) $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2020 USD ($)
Profit	$ 250,000	$ 2	$ 250,000	$ 2
Tax rate	8.25%	8.25%	16.50%	16.50%	16.50%
Tax rate effect from change in tax rate	0.00%	0.00%	0.00%	0.00%	0.00%
Gain on sale of discontinued operations			$ 5,073,545
Non taxable income tax			833,680
Dividend received	4,858,708
Gain on investment	262,599
Warrant liability	5,193,196
Share based payment expenses	$ 1,609,623
Share based payment			45,413,018
Expenses in fair value			32,148,300
Tax rate effect of revenue	17.00%	17.00%
Tax effect of tax losses	$ 13,943,974		$ 16,962,865		$ 9,857,098